Nature of Operations (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Sep. 30, 2025 $ / shares	Dec. 31, 2023 $ / shares
Nature of Operations (Details) [Line Items]
Common stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001
Restated as shares exchange ratio		25.837283
Aspen-1 Acquisition Inc. [Member]
Nature of Operations (Details) [Line Items]
Common stock, par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Entity Incorporation, Date of Incorporation	Dec. 10, 2021